Employee benefits (Details 3) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 11,398	$ 16,382
Current	808	907
Non-current	10,590	15,475
Health Care Plan Saude Petrobras AMS [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	7,499	9,662
Petros Pension Plan - Renegotiated (PPSP-R) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	2,289	4,221
Petros Pension Plan - Non-renegotiated (PPSP-NR) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	779	1,338
Petros Pension Plan - Renegotiated - Pre-70 (PPSP-R Pre 70) [Member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	395	519
Petros Pension Plan - Non-renegotiated - Pre-70 (PPSP-NR Pre 70) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	379	461
Petros 2 Pension Plan (PP-2) [member]
IfrsStatementLineItems [Line Items]
Total Net defined benefit liability	$ 57	$ 181